Trade and other payables - Disclosure of Detailed Information about Trade and Other Payables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	SFr 679	SFr 410
Social security	1,177	918
Other payables	3	0
Trade and other payables	SFr 1,859	SFr 1,328